SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Number of options
Outstanding at January 1, 2012	124,707
Granted
Exercised	(1,093)
Forfeited or cancelled	(30,102)
Outstanding at December 31, 2012	93,512	124,707
Vested and expected to vest	81,284
Exercisable at December 31, 2012	81,284
Weighted-average exercise price
Outstanding at January 1, 2012	$ 25
Granted
Exercised
Forfeited or cancelled	$ 55.85
Outstanding at December 31, 2012	$ 23.45	$ 25
Options vested and expected to vest	$ 26.20
Exercisable at December 31, 2012	$ 26.20
Weighted- average remaining contractual term (in years)
Outstanding at January 1, 2012	2 years 8 months 27 days	2 years 10 months 28 days
Outstanding at December 31, 2012	2 years 8 months 27 days	2 years 10 months 28 days
Vested and expected to vest	2 years 7 months 2 days
Exercisable at December 31, 2012	2 years 7 months 2 days
Aggregate intrinsic value
Outstanding at January 1, 2012	$ 60
Outstanding at December 31, 2012	78	60
Vested and expected to vest	70
Exercisable at December 31, 2012	$ 70